Basis of presentation and summary of significant accounting policies - Schedule of changes in presentation of consolidated statement of cash flow (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Cash flows from operating activities
Net cash flows provided by operating activities	$ 119,470	$ 161,244
Cash flows from financing activities
Net cash flows used in financing activities	$ (202,377)	$ (285,351)